Document and Entity Information Document	Apr. 17, 2026
Entity Information [Line Items]
Entity Central Index Key	0001423689
Entity Emerging Growth Company	false
Pre-commencement Issuer Tender Offer	false
Pre-commencement Tender Offer	false
Soliciting Material	false
Written Communications	false
City Area Code	301
Local Phone Number	968-9300
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34057
Document Type	8-K
Document Period End Date	Apr. 17, 2026
Entity Registrant Name	AGNC INVESTMENT CORP.
Entity Tax Identification Number	26-1701984
Entity Address, Address Line One	7373 Wisconsin Avenue, 22nd Floor
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
Amendment Flag	false